Accrued liabilities - Accrued liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Accrued liabilities [Line Items]
Accruals	€ 1,784	€ 1,678
Salaries and wages [Member]
Accrued liabilities [Line Items]
Accruals	566	614
Holiday entitlements [Member]
Accrued liabilities [Line Items]
Accruals	127	124
Other personnel-related costs [Member]
Accrued liabilities [Line Items]
Accruals	108	78
Gas, water, electricity, rent and other [Member]
Accrued liabilities [Line Items]
Accruals	33	21
Communication and IT costs [Member]
Accrued liabilities [Line Items]
Accruals	82	64
Distribution costs [Member]
Accrued liabilities [Line Items]
Accruals	122	93
Commission payable [Member]
Accrued liabilities [Line Items]
Accruals	7	10
Advertising and marketing-related costs [Member]
Accrued liabilities [Line Items]
Accruals	175	197
Other sales-related costs [Member]
Accrued liabilities [Line Items]
Accruals	20	20
Material-related costs [Member]
Accrued liabilities [Line Items]
Accruals	130	103
Interest-related accruals [Member]
Accrued liabilities [Line Items]
Accruals	52	52
Other accrued liabilities [Member]
Accrued liabilities [Line Items]
Accruals	€ 362	€ 302